LOANS TO JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2020
LOANS TO JOINT VENTURES [Abstract]
Disclosure of detailed information about loans to joint ventures
	2020	2019
	US$’000	US$’000
Loans to joint ventures analysed between:

Assets
Current assets	798	2,589
Provision for losses on joint ventures	-	(1,552)
	798	1,037

Non-current assets	-	2,627

Total	798	3,664

Disclosure Of Detailed Information About Loans Recognized Credit Impaired Lifetime [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

	2020	2019
	US$’000	US$’000
Balance as at 1 January	1,552	1,680
Loss allowance recognised (reversed) in profit or loss on changes in credit risk	271	(128)
Amount written off	(1,823)	-
Balance as at 31 December	-	1,552